J.P. Morgan Mortgage Trust 2021-INV5 ABS-15G

Exhibit 99.6

Deloitte & Touche LLP Suite 400 Harborside Plaza 10 Jersey City, NJ 07311 USA Tel: +1 212 937 8200 Fax: +1 212 937 8298 www.deloitte.com

J.P. Morgan Acceptance Corporation II

383 Madison Avenue, 8th Floor

New York, New York 10179

Independent Accountants’ Report

on Applying Agreed-Upon Procedures

We have performed the procedures described below, related to certain information with respect to a portfolio of mortgage loans in connection with the proposed offering of J.P. Morgan Mortgage Trust 2021-INV5, Mortgage Pass-Through Certificates, Series 2021-INV5. J.P. Morgan Acceptance Corporation II (the “Company”) is responsible for the information provided to us, including the information set forth in the Statistical Loan File (as defined herein).

The Company has agreed to the procedures and acknowledged that the procedures performed are appropriate to meet the intended purpose of evaluating the accuracy of certain information related to the Statistical Loan File. Additionally, J.P. Morgan Securities LLC (the “Other Specified Party” and, together with the Company, the “Specified Parties”) has agreed to the procedures and acknowledged that the procedures performed are appropriate for their purposes. This report may not be suitable for any other purpose. The procedures performed may not address all of the items of interest to a user of the report and may not meet the needs of all users of the report and, as such, users are responsible for determining whether the procedures performed are appropriate for their purposes. Consequently, we make no representations regarding the appropriateness of the procedures described below either for the purpose for which this report has been requested or for any other purpose.

Agreed-Upon Procedures

On September 2, 2021, representatives of the Company provided us with a mortgage loan listing with respect to 2,129 mortgage loans (the “Mortgage Loan Listing”). At your instruction, we randomly selected 430 mortgage loans from the Mortgage Loan Listing (the “Sample Loans”).

Further, on September 7, 2021, representatives of the Company provided us with a computer generated mortgage loan data file and related record layout containing data with respect to each of the 2,129 mortgage loans set forth on the Mortgage Loan Listing (the “Statistical Loan File”).

At your instruction, we performed certain comparisons and recomputations for each of the Sample Loans relating to the mortgage loan characteristics (the “Characteristics”) set forth on the Statistical Loan File and indicated below.

Member of Deloitte Touche Tohmatsu Limited

Characteristics

1.          Loan number (for control purposes only)

2.          Origination date

3.          Loan type (fixed or adjustable)

4.          Balloon indicator (yes/no)

5.          Original principal balance

6.          Interest rate

7.          Monthly P&I payment*

8.          First payment date

9.          Original term to maturity

10.       Property city

11.       Property state

12.       Property zip code

13.       Prepayment penalty term (if applicable)

14.       Interest only term (if applicable)

15.       Occupancy status

16.       Self-employment flag

17.       Property type

18.       Appraisal report date

19.       Appraised value

20.       Loan purpose

21.       Sales price (if applicable)

22.       Borrower Score

23.       Co-Borrower Score (if applicable)

24.       Lien position

25.       Junior lien balance (if applicable)

26.       Original loan-to-value ratio

27.       Combined loan-to-value ratio

28.       Modification indicator (yes or no)

29.       Modification date**

* For non-interest only loans only

** For Sample Loans that are modified loans and not a Recast Loan (as defined below) only

We compared Characteristic 2. to the corresponding information set forth on or derived from the respective Fixed Rate Note (the “Note”); Characteristics 3. through 12. to the Note, “Automatic Loan Payment Agreement” (if applicable) or the “Modification Agreement” (if applicable); Characteristic 13. to the Note or Prepayment Penalty Rider (collectively, the “Prepayment Penalty Rider”); Characteristic 14. to the Note or Interest Only Addendum (collectively, the “Interest Only Addendum”); Characteristics 15. and 16. to the Residential Loan Application or Uniform Underwriting and Transmittal Summary (collectively, the “Application”); Characteristics 17. through 19. to the Uniform Residential Appraisal Report, Loan Product Advisor Full Feedback Certificate or the DU Underwriting Findings (collectively, the “Appraisal Report”); Characteristic 20. (for those Sample Loans for which the “loan purpose” field appearing on the Statistical Loan File indicated a “Purchase” or “Construction to Permanent”) to the Application and Settlement Statement or Closing Disclosure (collectively, the “Settlement Statement”); Characteristic 21. (for those Sample Loans for which the “loan purpose” field appearing on the Statistical Loan File, indicated a “Purchase”) to the Settlement Statement; Characteristics 22. and 23. to the “Credit Report”; Characteristics 24. and 25. to the Junior Lien Note, Settlement Statement, Uniform Underwriting and Transmittal Summary, Subordination Agreement, Title Report or Loan Approval Summary (collectively, the “Lien Summary”); and Characteristics 28. and 29. to the corresponding information set forth on or derived from the Modification Agreement.

Further, with respect to Characteristic 20., for those Sample Loans for which the “loan purpose” field appearing on the Statistical Loan File indicated a “Cash Out” or “Rate/Term Refinance” we (i) observed that there is no “sales price” indicated on the Settlement Statement and (ii) recalculated the “Amount to the Borrower” as the difference between (a) the original principal balance (as set forth on the Note) and (b) the sum of (1) the unpaid principal balance of the refinanced first mortgage loan, (2) the unpaid principal balance of any “secondary financing” relating to the subject property and (3) settlement charges relating to the subject mortgage loan (each as set forth on the Settlement Statement). At the Company’s instruction, we assumed that the loan purpose is (a) a “Cash Out” if the Amount to the Borrower was greater than the lesser of (i) $2,000 or (ii) 2% of the original principal balance (as set forth on the Note) and (b) a “Rate/Term Refinance” to the extent that it was not.

With respect to Characteristic 26., we recomputed the original loan-to-value ratio by dividing (a) the original principal balance (as set forth on the Note) by either (b) in the case of a “Purchase” (as determined from the Application and Settlement Statement), the lesser of (i) the appraised value (as set forth on or derived from the Appraisal Report) and (ii) sales price (as set forth on the Settlement Statement) or (c) in the case of a “Rate/Term refinance,” “Cash Out” or “Construction to Permanent” (as determined above or from the Application and Settlement Statement), the appraised value (as set forth on or derived from the Appraisal Report).

With respect to Characteristic 27., we recomputed the combined loan-to-value ratio by dividing (a) the sum of (i) the original principal balance (as set forth on the Note) and (ii) the senior or junior lien balance, if any, (as set forth on the Lien Summary) by either (b) in the case of a “Purchase” (as determined from the Application and Settlement Statement ), the lesser of (x) the appraised value (as set forth on or derived from the Appraisal Report) and (y) the sales price (as set forth on the Settlement Statement) or (c) in the case of a “Rate/Term refinance,” “Cash Out” or “Construction to Permanent” (as determined above or from the Application and Settlement Statement), the appraised value (as set forth on or derived from the Appraisal Report).

At your instruction, for purposes of such comparisons:

•	with respect to Characteristic 2., differences of thirty days or less are deemed to be “in agreement;”

•	with respect to Characteristic 7., differences of $0.01 or less are deemed to be “in agreement;”

•	with respect to Characteristic 17., a property type indicated on the Statistical Loan File, as “Condo, High Rise (5+ stories)” or “Condo, Low Rise (4 or fewer stories)” and “Condominium” (as indicated on the Appraisal Report) are deemed to be “in agreement;”

•	with respect to Characteristic 17., a “planned unit development” property with HOA fees of less than $100 a month (as set forth on the Appraisal Report) is deemed to be “in agreement” with a “single family detached (non-PUD)” property (as set forth on Statistical Loan File);

•	with respect to Characteristics 17., 18. and 19. and for the recalculations of Characteristics 26. and 27., for those Sample Loans for which the Company provided us with two or more Appraisal Reports, we were instructed by the Company to use the most recently dated Appraisal Report or, to the extent that each such Appraisal Report indicated an appraisal report date within 12 months of the origination date (as set forth on the Note), we were instructed by the Company to use the Appraisal Report with the lowest appraised value;

•	with respect to Characteristic 19. and for recalculations of Characteristics 26. and 27., for those Sample Loans for which the Company provided us with an Appraisal Report with a prior purchase date (as set forth on the Appraisal Report) within six months of the origination date (as set forth on the Note) (except as indicated below), we were instructed to use the lesser of (a) the appraised value (as set forth on the Appraisal Report) or (b) the prior sales price (as set forth on the Appraisal Report);

•	with respect to Characteristics 22. and 23., if three scores were observed on the Credit Report, we used the median score or, if two scores were observed on the Credit Report, we used the lower score;

•	with respect to our comparison of Characteristic 25., differences of $100 or less are deemed to be “in agreement;”

•	with respect to Characteristic 26., differences of 1.000% or less are deemed to be “in agreement,” except to the extent that the Statistical Loan File identified an original loan-to-value ratio less than or equal to 80% and our recomputed original loan-to-value ratio was greater than 80%;

•	with respect to Characteristic 27., differences of 1.000% or less are deemed to be “in agreement,” except to the extent that the Statistical Loan File identified a combined loan-to-value ratio less than or equal to 100% and our recomputed combined loan-to-value ratio was greater than 100%;

•	with respect to Characteristic 28., for those Sample Loans where we observed the existence of a Modification Agreement, we compared a modification indicator of (i) “no” to the corresponding information set forth on the Statistical Loan File, if the respective Modification Agreement indicates (a) a modification that reduces the monthly P&I payment of such Sample Loan and (b) the interest rate and “maturity date” set forth on the Modification Agreement is in agreement with the Note (a “Recast Loan”) and (ii) “yes” to the corresponding information set forth on the Statistical Loan File, if such Sample Loan is not a Recast Loan; and

•	with respect to Characteristic 29., differences of one day are deemed to be “in agreement.”

The loan documents described above and any other related documents used in support of the Characteristics were provided to us by representatives of the Company and are collectively referred to hereinafter as the “Loan Documents.” We were not requested to perform and we did not perform any procedures with respect to the preparation or verification of any of the information set forth on the Loan Documents and make no representations concerning the accuracy or completeness of any of the information contained therein. In certain instances, our procedures were performed using data imaged facsimiles or photocopies of the Loan Documents. In addition, we make no representations as to whether the Loan Documents are comprehensive or valid instruments and reflect the current prevailing terms with respect to the corresponding Sample Loans.

Agreed-Upon Procedures’ Findings

The results of the foregoing procedures indicated that the Characteristics set forth on the Statistical Loan File were found to be in agreement with the above mentioned Loan Documents, except as described in Appendix A. Supplemental information is contained on Appendix B.

******

We make no representations as to the (i) actual characteristics or existence of the underlying documents or data comprising the mortgage loans underlying the Statistical Loan File or the conformity of their characteristics with those assumed for purposes of the procedures described herein, (ii) existence or ownership of the mortgage loans or (iii) reasonableness of any of the aforementioned information, assumptions or methodologies.

It should be understood that we make no representations as to questions of legal interpretation or as to the sufficiency for your purposes of the procedures enumerated in the preceding paragraphs. Also, such procedures would not necessarily reveal any material misstatement of the information referred to above. We have no responsibility to update this report for events or circumstances occurring after the date of this report.

We were engaged by the Company to perform this agreed-upon procedures engagement and conducted our engagement in accordance with attestation standards established by the American Institute of Certified Public Accountants (“AICPA”). An agreed-upon procedures engagement involves the practitioner performing specific procedures that the engaging party has agreed to and acknowledged to be appropriate for the purpose of the engagement and reporting on findings based on the procedures performed. We were not engaged to conduct, and did not conduct, an (i) audit conducted in accordance with generally accepted auditing standards or (ii) examination or a review engagement conducted in accordance with attestation standards established by the AICPA, the objective of which would be the expression of an opinion or conclusion, respectively, on the Statistical Loan File. Accordingly, we do not express such an opinion or conclusion, or any other form of assurance, including reasonable assurance. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

We are required to be independent of the Company and to meet our other ethical responsibilities, as applicable for agreed-upon procedures engagements set forth in the Preface: Applicable to All Members and Part 1 – Members in Public Practice of the Code of Professional Conduct established by the AICPA. Independence requirements for agreed-upon procedure engagements are less restrictive than independence requirements for audit and other attestation services.

None of the engagement, procedures or report was intended to address, nor did they address, the (i) conformity of the origination of the assets to stated underwriting or credit extension guidelines, standards, criteria or other requirements, (ii) value of collateral securing such assets or (iii) compliance of the originator of the assets with federal, state, and local laws and regulations.

None of the engagement, procedures or report were intended to satisfy, nor did they satisfy, any criteria for due diligence published by a nationally recognized statistical rating organization.

This report is intended solely for the information and use of the Specified Parties identified above and is not intended to be and should not be used by anyone other than these Specified Parties.

Yours truly,

/s/ Deloitte & Touche LLP

September 15, 2021

Appendix A to Independent Accountants’ Report on Applying Agreed-Upon Procedures issued by Deloitte & Touche LLP dated September 15, 2021.

In applying our agreed-upon procedures as outlined above, we observed the following:

Exception Description Number	Exception Description
1	Seventy differences for property city.
2	Two differences for self-employment flag.
3	Four differences for property type.
4	Two differences for appraisal report date.
5	Two differences for appraised value.
6	One difference for Borrower Score.
7	Two differences for Co-Borrower Score.
8	Two differences for original loan-to-value ratio.
9	Two differences for combined loan-to-value ratio.

The information above reflects the procedures performed and is subject to the conditions set forth in the agreed-upon procedures report to which this appendix is attached.

Appendix B to Independent Accountants’ Report on Applying Agreed-Upon Procedures issued by Deloitte & Touche LLP dated September 15, 2021 (Redacted)

Supplemental Information Related to the Findings Set Forth on Appendix A

Exception Description Number	Sample Loan Number	Characteristic	Characteristic set forth on the Statistical Loan File	Characteristic set forth on or derived from the Loan Documents

1	302646339	Property city	[REDACTED]	[REDACTED]
1	302715471	Property city	[REDACTED]	[REDACTED]
1	302715485	Property city	[REDACTED]	[REDACTED]
1	302778363	Property city	[REDACTED]	[REDACTED]
1	302778501	Property city	[REDACTED]	[REDACTED]
1	302778504	Property city	[REDACTED]	[REDACTED]
1	302778518	Property city	[REDACTED]	[REDACTED]
1	302778644	Property city	[REDACTED]	[REDACTED]
1	302778684	Property city	[REDACTED]	[REDACTED]
1	302778689	Property city	[REDACTED]	[REDACTED]
1	302778701	Property city	[REDACTED]	[REDACTED]
1	302778762	Property city	[REDACTED]	[REDACTED]
1	302778809	Property city	[REDACTED]	[REDACTED]
1	302778845	Property city	[REDACTED]	[REDACTED]
1	302779012	Property city	[REDACTED]	[REDACTED]
1	302779107	Property city	[REDACTED]	[REDACTED]
1	302779159	Property city	[REDACTED]	[REDACTED]
1	302786198	Property city	[REDACTED]	[REDACTED]
1	302786313	Property city	[REDACTED]	[REDACTED]
1	302786741	Property city	[REDACTED]	[REDACTED]
1	302786855	Property city	[REDACTED]	[REDACTED]
1	302786856	Property city	[REDACTED]	[REDACTED]
1	302786897	Property city	[REDACTED]	[REDACTED]
1	302786961	Property city	[REDACTED]	[REDACTED]
1	302787014	Property city	[REDACTED]	[REDACTED]
1	302787158	Property city	[REDACTED]	[REDACTED]
1	302787343	Property city	[REDACTED]	[REDACTED]
1	302787376	Property city	[REDACTED]	[REDACTED]
1	302787382	Property city	[REDACTED]	[REDACTED]
1	302787562	Property city	[REDACTED]	[REDACTED]
1	302787647	Property city	[REDACTED]	[REDACTED]
1	302787661	Property city	[REDACTED]	[REDACTED]
1	302787680	Property city	[REDACTED]	[REDACTED]
1	302787686	Property city	[REDACTED]	[REDACTED]
1	302787750	Property city	[REDACTED]	[REDACTED]
1	302787834	Property city	[REDACTED]	[REDACTED]
1	302787925	Property city	[REDACTED]	[REDACTED]
1	302787971	Property city	[REDACTED]	[REDACTED]

Exception Description Number	Sample Loan Number	Characteristic	Characteristic set forth on the Statistical Loan File	Characteristic set forth on or derived from the Loan Documents
1	302788100	Property city	[REDACTED]	[REDACTED]
1	302788104	Property city	[REDACTED]	[REDACTED]
1	302788451	Property city	[REDACTED]	[REDACTED]
1	302788461	Property city	[REDACTED]	[REDACTED]
1	302788522	Property city	[REDACTED]	[REDACTED]
1	302788566	Property city	[REDACTED]	[REDACTED]
1	302788605	Property city	[REDACTED]	[REDACTED]
1	302788671	Property city	[REDACTED]	[REDACTED]
1	302788695	Property city	[REDACTED]	[REDACTED]
1	302788699	Property city	[REDACTED]	[REDACTED]
1	302788701	Property city	[REDACTED]	[REDACTED]
1	302788720	Property city	[REDACTED]	[REDACTED]
1	302789501	Property city	[REDACTED]	[REDACTED]
1	302789680	Property city	[REDACTED]	[REDACTED]
1	302789693	Property city	[REDACTED]	[REDACTED]
1	302789870	Property city	[REDACTED]	[REDACTED]
1	302789953	Property city	[REDACTED]	[REDACTED]
1	302790002	Property city	[REDACTED]	[REDACTED]
1	302790089	Property city	[REDACTED]	[REDACTED]
1	302790096	Property city	[REDACTED]	[REDACTED]
1	302790230	Property city	[REDACTED]	[REDACTED]
1	302790325	Property city	[REDACTED]	[REDACTED]
1	302790427	Property city	[REDACTED]	[REDACTED]
1	302790530	Property city	[REDACTED]	[REDACTED]
1	302790591	Property city	[REDACTED]	[REDACTED]
1	302790644	Property city	[REDACTED]	[REDACTED]
1	302790742	Property city	[REDACTED]	[REDACTED]
1	302790864	Property city	[REDACTED]	[REDACTED]
1	302790868	Property city	[REDACTED]	[REDACTED]
1	302790876	Property city	[REDACTED]	[REDACTED]
1	302791197	Property city	[REDACTED]	[REDACTED]
1	302791522	Property city	[REDACTED]	[REDACTED]
2	302786166	Self-employment flag	No	Yes
2	302786202	Self-employment flag	No	Yes
3	302787536	Property type	single family detached (non-PUD)	1 Family Attached
3	302788854	Property type	PUD	APUD
3	302789311	Property type	PUD	APUD
3	302790261	Property type	PUD	APUD
4	302789770	Appraisal report date	[REDACTED]	[REDACTED]
4	302790198	Appraisal report date	[REDACTED]	[REDACTED]
5	302789770	Appraised value	[REDACTED]	[REDACTED]
5	302790198	Appraised value	[REDACTED]	[REDACTED]
6	302779012	Borrower Score	800	802
7	302779056	Co-Borrower Score	720	739

Exception Description Number	Sample Loan Number	Characteristic	Characteristic set forth on the Statistical Loan File	Characteristic set forth on or derived from the Loan Documents
7	302786455	Co-Borrower Score	794	802
8	302789770	Original loan-to-value ratio	74.940%	76.039%
8	302790198	Original loan-to-value ratio	75.000%	83.108%
9	302789770	Combined loan-to-value ratio	74.940%	76.039%
9	302790198	Combined loan-to-value ratio	75.000%	83.108%

The information above reflects the procedures performed and is subject to the conditions set forth in the agreed-upon procedures report to which this appendix is attached.